Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Credit Ratings of the Issuers of Debt Instruments - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument
Financial assets at fair value through other comprehensive income	$ 3,786,525	$ 3,967,392
Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,786,525	3,967,392
Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,786,525	3,967,392
Stage 1 Individual [Member] | Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income	3,786,525	3,967,392
Stage 1 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 1 Individual [Member] | Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 2 Individual [Member] | Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Investment Grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income
Stage 3 Individual [Member] | Without Rating [Member]
Debt Instrument
Financial assets at fair value through other comprehensive income